Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$ 2,289	$ 2,356	$ 2,944
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	3,889	2,358	2,398
Operating lease liability settled through termination of lease: Operating leases
Operating leases	$ 144	$ 2,301	$ 358